Borrowings and capital resources (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings and capital resources
Schedule of carrying value and fair value information about borrowings

		Restated[1]
	2019	2018
	€m	€m
Short-term borrowings
Bonds	(53)	(3,477)
Commercial paper	(873)	(2,712)
Bank loans	(1,220)	(1,159)
Other short-term borrowings[2]	(2,124)	(1,165)
	(4,270)	(8,513)
Long-term borrowings

Bonds	(44,439)	(30,473)
Bank loans	(1,780)	(2,157)
Other long-term borrowings[3]	(2,466)	(278)
	(48,685)	(32,908)

Cash and cash equivalents	13,637	4,674
Other financial instruments
Derivative financial instruments included in trade and other receivables (note 14)	3,634	2,629
Derivative financial instruments included in trade and other payables (note 15)	(2,444)	(2,383)
Short-term investments (note 13)	11,095	6,870
	12,285	7,116
Net debt	(27,033)	(29,631)

Notes:

1

Liabilities for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement are now separately disclosed in the consolidated statement of financial position and are no longer presented within short-term borrowings; gross short -term borrowings at 31 March 2018 have therefore been revised to exclude €1,838  billion in respect of such liabilities.

2	At 31 March 2019 the amount includes €2,011 million (2018:€1,070 million) in relation to cash received under collateral support agreements.
3	Includes €1,919 million (2018: €nil) of spectrum licence payables following the completion of recent auctions in Italy and Spain.